SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Basis of preparation and measurement [Policy Text Block]

Basis of preparation and measurement

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS").

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements were approved for issuance by the Board of Directors on March 25, 2021.

Basis of consolidation [Policy Text Block]

Basis of consolidation

These consolidated financial statements incorporate the financial statements of the Company and its subsidiaries, all of which are wholly owned. The Company consolidates subsidiaries where the Company can exercise control. Control is achieved when the Company is exposed to variable returns from involvement with an investee and can affect the returns through power over the investee. Control is normally achieved through ownership, directly or indirectly, of more than 50 percent of the voting power. Control can also be achieved through power over more than half of the voting rights by virtue of an agreement with other investors or through the exercise of de facto control. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition of control up to the effective date of loss of control.

The Company's subsidiaries at December 31, 2020 are as follows:

Subsidiary	Location	Ownership	Principal activity
NorCrest Metals Inc.	Canada	100%	Holding company
Compañía Minera La Llamarada, S.A. de C.V.	Mexico	100%	Exploration and development
Tinto Roca Exploración, S.A. de C.V.	Mexico	100%	Service company
Altadore Energía, S.A. de C.V.	Mexico	100%	Service company
Babicanora Agrícola del Noroeste, S.A. de C.V.	Mexico	100%	Maintenance of surface rights
SilverCrest Metals de México, S.A. de C.V.	Mexico	100%	Exploration

Intercompany assets, liabilities, equity, income, expenses, and cash flows between the Company and its subsidiaries are eliminated on consolidation.

Foreign currency translation [Policy Text Block]

Foreign currency translation

Presentation currency

During 2020, the Company changed its presentation currency to United States dollars ("US$") from Canadian dollars ("C$"). The Company has determined that this change in presentation currency better reflects the Company's current activities, increases the comparability to peer companies, and enhances the relevance of the financial statements to users. The Company applied the change in presentation currency retrospectively and restated the comparative financial information as if the presentation currency had always been US$, in accordance with International Accounting Standard ("IAS") 21, The Effects of Changes in Foreign Exchange Rates, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Error.

The financial statements of entities with the functional currency of C$ have been translated into US$ in accordance with IAS 21 as follows:

• Assets and liabilities previously presented in C$ were translated into US$ using period end exchange rates;

• The balance of equity as at January 1, 2019 was translated at the period end exchange rate while all equity transactions incurred after January 1, 2019 were translated using exchange rates in effect on the date transactions occurred;

• Other components of equity, including reserves and deficit, were translated using the historical exchange rates in effect on the date transactions occurred;

• The consolidated statements of loss and comprehensive loss were translated using the average foreign exchange rates in effect during those years; and

• The resulting foreign currency exchange differences were recorded to the foreign currency translation reserve.

For entities with the functional currency of US$, foreign currency transactions and balances are translated as follows:

• Monetary assets and liabilities are translated at period end exchange rates;

• Non-monetary assets and liabilities are translated at historical exchange rates in effect on the date transactions occurred;

• Revenue and expenses are translated using exchange rates approximating those in effect on the date transactions occurred; and

• Exchange gains and losses arising on translation are included in profit or loss.

In preparing its opening statement of financial position, the Company has restated the amounts reported previously in C$ to US$ as detailed below:

Consolidated statement of financial position - as at January 1, 2019

		Previously	Restated
		reported in C$	US$
Assets
Total current assets	C$	44,574	$32,673
Total non-current assets		10,440	7,653
Total assets	C$	55,014	$40,326

Liabilities
Total current liabilities	C$	1,463	$1,072

Shareholders' equity
Capital stock	C$	86,746	$63,587
Share-based payment reserve		6,196	4,769
Foreign currency translation reserve		—	1,184
Deficit		(39,391)	(30,286)
Total shareholders' equity	C$	53,551	$39,254

Total liabilities and shareholders' equity	C$	55,014	$40,326

Consolidated statement of financial position - as at December 31, 2019

		Previously	Restated
		reported in C$	US$
Assets
Total current assets	C$	113,183	$87,144
Total non-current assets		14,842	11,427
Total assets	C$	128,025	$98,571

Liabilities
Total current liabilities	C$	5,138	$3,955
Total non-current liabilities		357	275
Total liabilities	C$	5,495	$4,230

Shareholders' equity
Capital stock	C$	209,736	$156,277
Share-based payment reserve		11,369	8,668
Foreign currency translation reserve		—	4,286
Deficit		(98,575)	(74,890)
Total shareholders' equity	C$	122,530	$94,341

Total liabilities and shareholders' equity	C$	128,025	$98,571

Consolidated statement of loss and comprehensive loss - year ended December 31, 2019

		Previously	Restated
		reported in C$	US$
Operating expenses
Depreciation	C$	(156)	$(118)
Exploration and evaluation expenditures		(50,512)	(38,068)
General and administrative expenses		(890)	(669)
Marketing		(914)	(689)
Professional fees		(413)	(311)
Remuneration		(2,106)	(1,587)
Share-based compensation		(3,775)	(2,845)
		(58,766)	(44,287)
Other income (expense)
Gain on disposal of mineral property		66	49
Foreign exchange loss		(1,369)	(1,031)
Interest expense		(58)	(44)
Interest income		1,008	759
Loss before income taxes		(59,119)	(44,554)

Income tax expense		(150)	(113)
Loss and comprehensive loss for the year	C$	(59,269)	$(44,667)
Basic and diluted comprehensive loss per share	C$	(0.67)	$(0.50)

Consolidated statement of cash flows - year ended December 31, 2019

		Previously	Restated
		reported in C$	US$
Net cash used in operating activities	C$	(54,227)	$(41,774)
Net cash used in investing activities		(564)	(426)
Net cash used in financing activities		122,364	92,218
Effect of foreign exchange on cash and cash equivalents		(1,203)	2,709
Change in cash and cash equivalents, during the year		66,370	52,727
Cash and cash equivalents, beginning of the year		44,014	32,262
Cash and cash equivalents, end of the year	C$	110,384	$84,989

Functional currency

The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The Company considers the functional currency for its Canadian operations to be C$. Until December 29, 2020, the Company considered the functional currency of its subsidiaries to be C$, after which the functional currency changed to US$. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21. The factor that caused the change in the subsidiaries’ functional currency was the currency of financing activities, which changed to US$ upon entering into the debt agreement (note 5).

For entities with a functional currency other than US$, foreign currency transactions and balances are translated as follows:

  Assets and liabilities were translated at period end exchange rates;
  Revenue and expenses are translated using exchange rates approximating those in effect on the date transactions occurred; and
  Exchange gains and losses arising on translation are recorded to foreign currency translation reserve.

Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are readily convertible to known amounts of cash with a term to maturity at the date of purchase of 90 days or less which are subject to an insignificant risk of change in value.

Value-added taxes receivable [Policy Text Block]

Value-added taxes receivable

Current taxes receivable includes Goods and Services Tax receivables generated on the purchase of supplies and services and are refundable from the Canadian government. Current and non-current taxes receivable includes value-added taxes ("VAT") receivables generated on the purchase of supplies and services and are receivable from the Mexican government. The Company classifies the majority of VAT receivables as non-current as it does not expect collection of certain amounts to occur within the next year. The recovery of VAT involves a complex application process and the timing of collection of VAT receivables is uncertain. The Company has not recognized a loss allowance for expected credit losses as VAT receivables are not contract assets and therefore outside the scope of IFRS 9.

Mineral property, plant, and equipment [Policy Text Block]

Mineral property, plant, and equipment

Exploration and evaluation assets - acquisition costs

The costs of acquiring exploration properties, including transaction costs, are capitalized as exploration and evaluation assets. All other exploration and evaluation expenditures are expensed in the period in which they are incurred.

Acquisition costs for each exploration property are carried forward as an asset provided that one of the following conditions is met:

• Such costs are expected to be recouped in full through the successful exploration and development of the exploration property or alternatively, by sale; or

• Exploration and evaluation activities in the property have not reached a stage which permits a reasonable assessment of the existence of economically recoverable reserves, but active and significant operations in relation to the exploration property are continuing or planned.

The Company performs an assessment for impairment of capitalized amounts whenever the facts and circumstances indicate that the asset may exceed its recoverable amount. In the case of undeveloped properties, there may be only inferred resources to allow management to form a basis for the impairment review. The review is based on the Company's intentions for the development of such an exploration property. If an exploration property does not prove viable, all unrecoverable costs associated with the property are charged to the consolidated statement of loss and comprehensive loss at the time the determination is made. For the purposes of impairment testing, exploration and evaluation assets are allocated to cash-generating units (CGUs) to which the exploration activity relates. If the recoverable amount of an individual asset cannot be determined, the recoverable amount is determined for the cash generating unit to which the asset belongs. Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in the statement of loss and comprehensive loss.

Exploration and evaluation expenditures

Exploration and evaluation costs, net of incidental revenues, are charged to the statement of loss and comprehensive loss in the year incurred until the technical feasibility and commercial viability of the extraction of mineral reserves or resources from a particular mineral property has been determined, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized into mineral property, plant, and equipment. The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, such as but not limited to:  the extent to which mineral reserves or mineral resources have been identified through a feasibility study or similar level document;  the results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study;  the status of environmental permits, and  the status of mining leases or permits.

Mineral property - development phase

Once the technical feasibility and commercial viability of an exploration property has been determined, it is then considered to be a mine under development and is reclassified to mineral property. The carrying value of capitalized exploration and evaluation acquisition costs are tested for impairment before they are transferred to mineral property.

All costs relating to the construction, installation, or completion of a mine that are incurred subsequent to the exploration and evaluation stage are capitalized to mineral property.

The Company assesses the stage of each mine under development to determine when a property reaches the stage when it is in the condition for it to be capable of operating in a manner intended by management ("commercial production"). Determining when a mine has achieved commercial production is a matter of judgement. Depending on the specific facts and circumstances, the following factors may indicate that commercial production has commenced:

• all major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management have been completed;

• the completion of a reasonable period of testing of the mine plant and equipment;

• the ability to produce saleable product (e.g., the ability to produce ore within specifications);

• the mine has been transferred to operating personnel from internal development groups or external contractors;

• the mine or mill has reached a predetermined percentage of design capacity;

• mineral recoveries are at or near the expected production level; and

• the ability to sustain ongoing production of ore (i.e., the ability to continue to produce ore at a steady or increasing level).

Mineral property - production phase

When management determines that a property is capable of commercial production, amortization of costs capitalized during development begins.

Once a mineral property has been brought into commercial production, the costs of any additional work on that property are expensed as incurred, except for exploration and development programs which constitute a betterment, which will be deferred and amortized over the remaining useful life of the related assets. Mineral properties include decommissioning and restoration costs related to the reclamation of mineral properties. Mineral properties are derecognized upon disposal, or impaired when no future economic benefits are expected to arise from continued use of the asset or the carrying value of the CGU exceeds its recoverable amount. Any gain or loss on disposal of the asset, determined as the difference between the proceeds received and the carrying amount of the asset is recognized in the statement of loss and comprehensive loss.

Mineral properties are amortized on the unit-of-production basis using the mineable ounces extracted from the mine in the period as a percentage of the total mineable ounces to be extracted in current and future periods based on mineral resources. Mineral properties are recorded at cost, net of accumulated depreciation and depletion and accumulated impairment losses and are not intended to represent future values. Recovery of capitalized costs is dependent on successful development of economic mining operations or the disposition of the related mineral property.

Property, plant, and equipment

Property, plant, and equipment is recorded at historical cost less accumulated depreciation and impairment charges.

The cost of an item of property, plant, and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.

Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of plant and equipment.

Plant and equipment is depreciated to its estimated residual value using the straight-line method over the estimated useful lives of the individual assets. The major categories of plant and equipment and their useful lives are as follows:

Category	Estimated life
Computer equipment	3-4 years
Mining equipment	5-15 years
Vehicles	4 years
Buildings	Life-of-mine
Mine plant and equipment	Life-of-mine
Underground infrastructure	Life-of-mine

Assets under construction are not depreciated until available for their intended use. Non-depreciable property, such as land, is recorded at historical cost, less any impairment charges.

The Company conducts a review of residual values, useful lives, and depreciation methods annually and when events and circumstances indicate such a review should be made. Any changes in estimates that arise from this review are accounted for prospectively.

An item of property, plant, and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Asset retirement obligations [Policy Text Block]

Asset retirement obligations

The Company recognizes liabilities for statutory, contractual, constructive, or legal obligations, including those associated with the reclamation of exploration and evaluation assets, mineral properties, plant, and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an environmental rehabilitation obligation is recognized at its present value if a reasonable estimate of cost can be made. The Company records the present value of estimated future cash flows, adjusted for inflation, associated with reclamation as a liability, at a risk-free rate, when the liability is incurred and increases the carrying value of the related assets for that amount. Subsequently, these capitalized asset retirement costs are amortized over the life of the related assets. At the end of each period, the liability is increased to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying any initial estimates (additional rehabilitation costs). The Company recognizes its environmental liability on a site-by-site basis when it can be reliably estimated. Environmental expenditures related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible are charged to the statement of loss and comprehensive loss.

Leases [Policy Text Block]

Leases

The Company assesses whether a contract is or contains a lease, at the inception of a contract. The Company recognizes a right-of-use ("ROU") asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, at the commencement of the lease, with the following exceptions: (i) the Company has elected not to recognize ROU assets and liabilities for leases where the total lease term is less than or equal to 12 months, or (ii) for leases of low value. The payments for such leases are recognized in the consolidated statement of comprehensive loss on a straight-line basis over the lease term.

The ROU asset is initially measured based on the present value of lease payments, lease payments made at or before the commencement day, and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The ROU asset is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments include fixed payments less any lease incentives, and any variable lease payments where variability depends on an index or rate. When the lease contains an extension or purchase option that the Company considers reasonably certain to be exercised, the cost of the option is included in the lease payments.

ROU assets are included in mineral property, plant, and equipment, and the lease liability is presented as a separate line in the consolidated statement of financial position. Variable lease payments that do not depend on an index or rate are not included in the measurement of the ROU asset and lease liability. The related payments are recognized as an expense in the period in which the triggering event occurs and are included in the consolidated statement of comprehensive loss.

Debt and borrowing costs [Policy Text Block]

Debt and borrowing costs

Debt is initially recognized at fair value, net of any transaction costs, and subsequently carried at amortized cost.

Borrowing costs that are directly attributable to the acquisition, construction, or production of a qualifying asset are capitalized as part of the cost of that asset until the asset is substantially complete and ready for its intended use. All other borrowing costs are expensed as incurred.

Share-based compensation and payments [Policy Text Block]

Share-based compensation and payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees, and consultants. The cost of stock options granted is recorded based on the estimated fair-value at the grant date and charged to the consolidated statement of comprehensive loss over the vesting period. Where stock options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the Black-Scholes Option Pricing Model. Compensation expense is recognized over the tranche's vesting period by a charge to the statement of comprehensive loss, with a corresponding increase to reserves based on the number of options expected to vest. Consideration paid for the shares on the exercise of stock options is credited to capital stock. When vested options are forfeited or are not exercised at the expiry date the amount previously recognized in share‐based compensation is transferred to deficit. The number of options expected to vest is reviewed at least annually, with any impact being recognized immediately.

In situations where equity instruments are issued to non-employees and some or all the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Related party transactions [Policy Text Block]

Related party transactions

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, and related parties may be individuals, such as key management personnel, including immediate family members of the individual, or corporate entities, including the Company's wholly owned subsidiaries. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

Loss per share [Policy Text Block]

Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive.

The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

Taxation [Policy Text Block]

Taxation

Income tax expense comprises current and deferred income taxes. Current and deferred income taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity. Current income tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

The Company follows the asset and liability method of accounting for income taxes whereby deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled.  The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in operations in the period of substantive enactment.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded. Deferred income tax assets and liabilities are presented as non-current in the financial statements.

Financial instruments [Policy Text Block]

Financial instruments

The Company classifies its financial instruments in the following categories: at fair value through profit and loss ("FVTPL"), at fair value through other comprehensive income (loss) ("FVTOCI"), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company's business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are recognized in profit or loss for the period.

An 'expected credit loss' impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to the present value of estimated future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.

Adoption of new accounting standards [Policy Text Block]

Adoption of new accounting standards

Interest Rate Benchmark Reform Phase 2

In August 2020, the IASB issued Interest Rate Benchmark Reform Phase 2, which amends various standards requiring interest rates or interest rate calculations. The amendments provide guidance on financial reporting after the London Inter-bank Offered Rate ("LIBOR") reform, including its replacement with alternative benchmark rates. The amendments are effective for annual periods beginning on or after January 1, 2021. The Company has not assessed the impact of these amendments.

Amendments to IAS 16 Property, plant and equipment - proceeds before intended use

During the year ended December 31, 2020, the Company early adopted the amendments to IAS 16, Property, Plant & Equipment, Proceeds Before Intended Use, retrospectively. The amendments prohibit an entity from deducting from the cost of an item of property, plant, and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. With the adoption of the amended standard, revenue from sales of gold and silver ounces recovered and related costs while bringing a mine in a condition necessary for it to be capable of operating in the manner intended by management are recognized in the profit or loss in accordance with applicable standards. The entity measures the cost of those items applying the measurement requirements of IAS 2. There was no impact of this adoption on the comparative figures presented for the year ended December 31, 2019.